EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 14.2%
Integrated Telecommunication Services - 2.4%
Verizon Communications, Inc.	178,071	$7,826,220
		$–
Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	20,736	5,040,922
Alphabet, Inc. - Class C	20,699	5,041,241
Meta Platforms, Inc. - Class A	16,139	11,852,159
		21,934,322
Movies & Entertainment - 4.9%
Netflix, Inc. (a)	6,568	7,874,507
Walt Disney Co.	68,297	7,820,006
		15,694,513
Total Communication Services		45,455,055

Consumer Discretionary - 9.7%
Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	17,709	7,875,547

Broadline Retail - 2.4%
Amazon.com, Inc. (a)	35,499	7,794,515
		$–
Home Improvement Retail - 2.4%
Home Depot, Inc.	19,173	7,768,708

Restaurants - 2.4%
McDonald's Corp.	25,652	7,795,386
Total Consumer Discretionary		31,234,156

Consumer Staples - 9.7%
Consumer Staples Merchandise Retail - 4.9%
Costco Wholesale Corp.	8,459	7,829,904
Walmart, Inc.	75,161	7,746,093
		15,575,997
Household Products - 2.4%
Procter & Gamble Co.	50,472	7,755,023

Soft Drinks & Non-alcoholic Beverages - 2.4%
Coca-Cola Co.	117,064	7,763,684
Total Consumer Staples		31,094,704

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Energy - 4.9%
Integrated Oil & Gas - 4.9%
Chevron Corp.	50,338	$7,816,988
Exxon Mobil Corp.	68,985	7,778,059
Total Energy		15,595,047

Financials - 17.6%
Diversified Banks - 9.5%
Bank of America Corp.	150,176	7,747,580
JPMorgan Chase & Co.	40,394	12,741,479
Wells Fargo & Co.	118,850	9,962,007
		30,451,066
Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B (a)	15,526	7,805,541
		$–
Transaction & Payment Processing Services - 5.7%
Mastercard, Inc. - Class A	13,653	7,765,963
Visa, Inc. - Class A	30,250	10,326,745
		18,092,708
Total Financials		56,349,315

Health Care - 12.3%
Biotechnology - 2.4%
AbbVie, Inc.	34,175	7,912,880
		$–
Managed Health Care - 2.4%
UnitedHealth Group, Inc.	22,366	7,722,980

Pharmaceuticals - 7.5%
Eli Lilly & Co.	10,609	8,094,667
Johnson & Johnson	42,310	7,845,120
Merck & Co., Inc.	95,797	8,040,242
		23,980,029
Total Health Care		39,615,889

Industrials - 2.4%
Aerospace & Defense - 2.4%
RTX Corp.	46,547	7,788,710

Information Technology - 28.7%(b)
Application Software - 2.5%
Palantir Technologies, Inc. - Class A (a)	43,045	7,852,269
		$–

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Communications Equipment - 2.4%
Cisco Systems, Inc.	113,160	$7,742,407
		$–
IT Consulting & Other Services - 2.4%
International Business Machines Corp.	27,319	7,708,329

Semiconductors - 10.4%
Advanced Micro Devices, Inc. (a)	48,103	7,782,584
Broadcom, Inc.	38,963	12,854,283
NVIDIA Corp.	68,637	12,806,292
		33,443,159
Systems Software - 7.7%
Microsoft Corp.	22,563	11,686,506
Oracle Corp.	45,567	12,815,263
		24,501,769
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	41,802	10,644,043
Total Information Technology		91,891,976
TOTAL COMMON STOCKS (Cost $220,094,778)		319,024,852

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(c)	832,301	832,301
TOTAL MONEY MARKET FUNDS (Cost $832,301)		832,301

TOTAL INVESTMENTS - 99.8% (Cost $220,927,079)		$319,857,153
Other Assets in Excess of Liabilities - 0.2%		639,118
TOTAL NET ASSETS - 100.0%		$320,496,271

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGEWAY ETFs

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

EA Bridgeway Blue Chip ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$319,024,852	$—	$—	$319,024,852
Money Market Funds	832,301	—	—	832,301
Total Investments	$319,857,153	$—	$—	$319,857,153

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended September 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4